CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED)
Net Loss	$ (6,111,883)	$ 9,974,398	$ (15,882,195)	$ (2,702,602)
Cash Flows from Operating Activities
Depreciation and amortization	713	83	15,581	0
Stock option expense	515,917	1,887,545	3,248,181	1,275,703
Adjustments to reconcile net loss to net cash used by operating activities:
Stock issued for services	48,000	700,954	761,954	38,332
Loss on extinguishment of debt	4,259,987	0
Loss from joint venture investment	115,050	0
Amortization of debt discount	461,842	1,413,959	4,629,089	303,912
Operating lease right of use asset	22,103	19,899	40,867	(62)
Financing fees			178,680	0
Changes in operating assets & liabilities:
Lease liabilities	(23,575)	(20,498)	(42,643)	0
Loss from joint venture			57,678	0
Deposits and prepaids	(9,759)	(1,589)	478	113
Loss on settlement of debt			0	186,954
Accounts payable and accrued liabilities	(98,880)	(49,476)	(12,639)	(119,553)
Accrued liability, related party	42,000	5,000	(3,000)	0
Accrued Expenses		5,520	5,520	0
Net cash used by operating activities	(778,485)	(6,013,001)	(6,927,249)	(1,012,203)
Cash Flows from Investing Activities
Purchase of property and equipment	(2,567)	(4,990)	(19,990)	0
Net cash used in investing activities	(167,867)	(4,990)	(135,346)	0
Sale of common stock	0	2,078,500	2,078,500	1,648,000
Cash from exercise of warrants	0	128,550	128,550	0
Proceeds from convertible notes payable	0	4,958,950
Net cash provided by financing activities	0	7,166,000	7,166,000	1,935,850
Decrease in Cash	(946,352)	1,148,009	103,405	923,647
Cash at beginning of period	1,065,945	962,540	962,540	38,893
Cash at end of period	119,593	2,110,549	1,065,945	962,540
Cash paid for interest	0	0	0	0
Cash paid for income taxes	0	0	0	0
Conversion of convertible notes payable and accrued interest	0	437,246	440,995	187,246
Warrants issued with convertible notes payable	0	2,777,081	2,894,974	117,893
Beneficial conversion feature arising from convertible notes payable	0	2,615,419	2,615,419	171,597
Warrants issued with convertible notes payable extinguishment	$ 2,608,014	$ 0
Amortization of Debt Discount, Related Party			0	5,000
Shares to be issued			75,200	0
Cash Flows from Investing Activities
Investment in joint venture			(115,356)
Cash Flows from Financing Activities
Proceeds from convertible notes payable			$ 4,958,950	$ 287,850